Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 24	¥ 15	¥ 56	¥ 138
Debt securities issued by SPEs with an initial fair value	433	722	842	1,414
Cash inflows from third parties on the sale of debt securities	235	589	503	1,047
Cumulative balance of financial assets transferred to SPEs	4,800		4,800		¥ 5,364
Retained interests	200		200		308
Interests held in SPEs	¥ 19	¥ 29	¥ 34	¥ 44
Outstanding collateral service agreements and written credit default swap agreements					¥ 2
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			10.00%		10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			20.00%		20.00%